STOCK OPTION PLANS (Details Narrative) - USD ($)	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock closing price	$ 7.25
Unamortized compensation cost related to stock option awards	$ 1,209,692
Equity Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant date fair value of options	$ 0	$ 0
Plans [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized under plan	150,000